Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [Abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2025	2024
Long-term gold price (per ounce)	$3,327	$2,184
Long-term silver price (per ounce)	$42	$27
Post-tax real discount rate	5.1%	4.9%